Trade and other payables	12 Months Ended
Jun. 30, 2023
Trade and other payables
20. Trade and other payables

20. Trade and other payables

Group’s trade and other payables as of June 30, 2023 and 2022 were as follows:

	06.30.2023	06.30.2022
Trade payables	36,781	31,945
Advances from sales, leases and services (*)	16,420	11,562
Accrued invoices	3,925	4,999
Deferred income	145	207
Admission fees (*)	8,170	5,551
Deposits in guarantee	141	144
Total trade payables	65,582	54,408
Dividends payable to non-controlling interests	2,731	3,645
Tax payables	6,172	5,674
Director´s Fees	7,395	1,425
Management fees	3,127	8,565
Others	3,181	2,857
Total other payables	22,606	22,166
Total trade and other payables	88,188	76,574

Non-current	12,255	9,912
Current	75,933	66,662
Total	88,188	76,574

(*)

Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years. The variation is mainly due to the new contracts signed and an extraordinary rent in Alto Avellaneda.

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).